Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2022
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital positions as at January 31, 2022 and October 31, 2021.
Regulatory Capital Position

(millions of Canadian dollars, except as noted)		As at
	January 31 2022	October 31 2021
Capital
Common Equity Tier 1 Capital	$71,523	$69,937
Tier 1 Capital	76,856	75,716
Total Capital	89,388	87,987
Risk-weighted assets used in the calculation of capital ratios	470,852	460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.2%	15.2%
Tier 1 Capital ratio	16.3	16.5
Total Capital ratio	19.0	19.1
Leverage ratio	4.4	4.8
TLAC Ratio	28.6	28.3

TLAC Leverage Ratio	7.6	8.2